Significant Accounting Policies (Tables)	12 Months Ended
Apr. 30, 2022
Significant Accounting Policies [Abstract]
Disclosure of principal subsidiaries of the company in consolidated financial statements [Table Text Block]
Entity	Principal activities	Country of incorporation and operation	Ownership interest as at April 30, 2022	Ownership interest as at April 30, 2021
Vizsla Copper Corp. (formerly Northbase Resources Inc.)*	Exploring evaluating mineral properties	Canada	0%	100%
Canam Alpine Ventures Ltd.	Holding company	Canada	100%	100%
Minera Canam S.A. de C.V.	Exploring evaluating mineral properties	Mexico	100%	100%
Operaciones Canam Alpine S.A. de C.V.	Exploring evaluating mineral properties	Mexico	100%	100%
Vizsla Royalty Corp. (formerly Vizsla Copper Corp. and 1283303 B.C. Ltd.)	Royalty Company	Canada	100%	100%
Canam Royalties Mexico, S.A. de C.V.	Royalty Company	Mexico	100%	100%

*The Company spun-out Vizsla Copper Corp. on September 20, 2021 (Note 5).

Disclosure of estimated useful life or depreciation rate [Table Text Block]
Mining Equipment	30%
Office Equipment	30%
Computer Equipment	30%
Office improvements	2 years